Property, Plant and Equipment, Goodwill and Intangible Assets, Intangible assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Finite-lived intangible assets [Line Items]
Cost	$ 1,911	$ 1,932
Accumulated amortization	(1,249)	(1,237)
Net	662	695
Finite-lived intangible assets, net, amortization expense, fiscal year maturity [Abstract]
2023	83
2024	75
2025	74
2026	50
2027	34
Emission allowances [Member]
Finite-lived intangible assets [Line Items]
Cost	771	740
Accumulated amortization	(513)	(504)
Net	258	236
Various contracts [Member]
Finite-lived intangible assets [Line Items]
Cost	436	435
Accumulated amortization	(364)	(357)
Net	72	78
Customer relationships [Member]
Finite-lived intangible assets [Line Items]
Cost	297	303
Accumulated amortization	(88)	(68)
Net	209	235
Software costs [Member]
Finite-lived intangible assets [Line Items]
Cost	124	158
Accumulated amortization	(46)	(81)
Net	78	77
Other [Member]
Finite-lived intangible assets [Line Items]
Cost	283	296
Accumulated amortization	(238)	(227)
Net	$ 45	$ 69